ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN (Details)											3 Months Ended		12 Months Ended
	Mar. 11, 2024 USD ($)	Feb. 09, 2024 USD ($)	Jan. 08, 2024 USD ($)	Dec. 11, 2023 USD ($)	Nov. 09, 2023 USD ($)	Nov. 06, 2023 USD ($) item $ / shares shares	Aug. 11, 2023 USD ($)	Jun. 11, 2023 item $ / shares	May 09, 2023 USD ($)	May 13, 2022 USD ($) $ / shares shares	Nov. 13, 2023	Aug. 13, 2023	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of initial businesses combination minimum | item													1
Maximum number of times that the period to consummate the initial business combination can be extended | item						6		6
Term by which the period to consummate initial business combination shall be extended each time						1 month		1 month
Maximum payment to be made by ConnectM for each monthly extension						$ 414,000
Aggregate payment to be made by ConnectM for all monthly extensions						$ 2,484,000
Number of monthly extensions available to consummate initial business combination | item						6
Maximum payment for each then-outstanding share of Common Stock to be made by ConnectM for each monthly extension | $ / shares						$ 0.045		$ 0.045
Amount held in trust account													$ 78,702,824	$ 94,209,804
Common stock, par value (in dollars per share) | $ / shares													$ 0.0001
Exercise price of warrant (in dollars per share) | $ / shares													$ 1.00
Aggregate purchase price													$ 0	3,040,000
Transaction costs													8,698,910
Underwriting fees													920,000
Deferred underwriting commissions payable to underwriter													3,680,000
Estimated fair value of representative share													622,882
Fair value of transferred units													2,508,632
Other offering costs													967,396
Cash													5,947	5,938
Shares subject to possible redemption, transaction costs													8,139,659
Investment of cash into Trust Account													$ 2,491,431	92,920,000
Investments maximum maturity term										185 days
Threshold minimum aggregate fair market value of asset held in trust account (in percent)													80.00%
Ownership interest to be acquired on post-transaction company													50.00%
Minimum net tangible asset up on consummation of business combination													$ 5,000,001
Redemption limitation						$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company													15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)													100.00%
Current extension period	1 month	1 month	1 month	1 month	1 month	1 month		1 month
Additional extension payment by connect	$ 325,716	$ 325,716	$ 325,716	$ 325,716	$ 325,715
Threshold period to complete business combination													24 months
Extended period to consummate initial business combination											3 months	3 months
First Extension Payment									$ 920,000
Deferred credit recognized for First Extension Payment							$ 920,000
Deferred credit - term extension fee funded by acquisition target company									$ 920,000				$ 2,491,431
Second Extension Payment							$ 920,000
Maximum amount of interest and dividends earned in trust account													100,000
Redemption of investments in Trust Account for franchise taxes													1,588,710	0
Outstanding working capital loan													739,457
Working Capital Loans received from ConnectM													445,000	0
Withdrew dividend and interest income earned from Trust Account													$ 1,588,710	$ 0
Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares													$ 0.0001	$ 0.0001
Purchase of shares | shares										138,000
Class A common stock subject to possible redemption
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares						1,961,875
Amount removed from Trust Account for redemption						$ 20,961,169
Redemption price per share | $ / shares						$ 10.68
Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares													1
Exercise price of warrant (in dollars per share) | $ / shares													$ 11.50
Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Warrants, transaction costs													$ 152,515	$ 152,515
Warrant Rights
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of common shares unit | shares										0.1
Warrants, transaction costs													$ 406,736
Initial public offering
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares										9,200,000
Number of common shares unit | shares										0.10
Purchase price (in dollars per share) | $ / shares										$ 10.00
Proceeds from issuance initial public offering										$ 92,000,000
Estimated fair value of representative share										622,882
Cash										$ 923,563
Share price per unit | $ / shares										$ 10.10
Investment of cash into Trust Account										$ 92,920,000
Extension price per unit | $ / shares													$ 414,000
Initial public offering | Anchor investor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Purchase price (in dollars per share) | $ / shares										$ 10.00
Number of shares issued | shares										600,000
Share price per unit | $ / shares										$ 0.009
Purchase of shares | shares										9,108,000
Initial public offering | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares in a unit | shares										1
Common stock, par value (in dollars per share) | $ / shares										$ 0.0001
Initial public offering | Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Exercise price of warrant (in dollars per share) | $ / shares										$ 11.50
Initial public offering | Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares										1
Number of shares issuable per warrant | shares										1
Initial public offering | Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares										1
Initial public offering | Public Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares										1
Exercise price of warrant (in dollars per share) | $ / shares										$ 11.50
Private Placement | Private placement warrants | Sponsor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Sale of Private Placement Warrants (in shares) | shares										3,040,000
Price of warrant (in dollars per share) | $ / shares										$ 1.00
Aggregate purchase price										$ 3,040,000
Private Placement | Private placement warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares										1
Over-allotment option
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares										1,200,000